Provision for Reinstatement Cost (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Provision for Reinstatement Cost
Provision for reinstatement costs relate to the cost of dismantling and removing assets and restoring the premises to its original condition as stipulated in the lease agreements. The Group expects to incur the liability upon termination of the leases between March 2022 to August 2026.

	2021		2020
	$’000		$’000
Beginning of financial year	377		375
Currency revaluation adjustments	(5)		(2)
Additions from new leases during the year	71		—
Accretion cost	11		4
Acquisition of subsidiaries (Note 28(c))	151		—
Provision utilised during the year	—	*	—

End of financial year	605		377

Current	36		21
Non-current	569		356

End of financial year	605		377

* Less than $1,000